Derivative Financial Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Fair value hedges (recognised in (loss)/gain on fair value changes of derivative financial instruments)	¥ (311)	¥ 2	¥ 6
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount | $				$ 1,420,000,000	$ 1,636,000,000
Realised (losses)/gains (recorded in finance costs)	(63)	(122)	(134)
Cash flow hedge (recognised in other comprehensive income)	47	166	2
Fair value hedges (recognised in (loss)/gain on fair value changes of derivative financial instruments)		2	6
Realised and unrealised gains and losses on derivatives	(16)	46	(126)
Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount | $				829,000,000	440,000,000
Realised (losses)/gains (recorded in finance costs)	(177)	5	15
Cash flow hedge (recognised in other comprehensive income)		(16)	(11)
Fair value hedges (recognised in (loss)/gain on fair value changes of derivative financial instruments)	(311)
Realised and unrealised gains and losses on derivatives	¥ (488)	(11)	4
Currency swap contract [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount | $				$ 0	$ 0
Realised (losses)/gains (recorded in finance costs)		5
Cash flow hedge (recognised in other comprehensive income)		(7)	7
Realised and unrealised gains and losses on derivatives		¥ (2)	¥ 7